Borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure
Short-term debt (Notes D&J)	$ 8,463	$ 6,778
Total	26,702
Less: Net unamortized discount	533	531
Add: Fair value adjustment	994	788
Long-Term Debt, including current portion	27,161	25,863
Less: Current maturities	4,306	4,017
Total long-term debt (excluding current portion)	22,857	21,846
Commercial paper
Debt Disclosure
Short-term debt (Notes D&J)	2,300	1,144
Weighted-average interest rates for short-term loans (as a percent)	0.10%	0.20%
Short-term loans
Debt Disclosure
Short-term debt (Notes D&J)	1,859	1,617
Weighted-average interest rates for short-term loans (as a percent)	1.20%	1.10%
Long term debt - current maturities
Debt Disclosure
Short-term debt (Notes D&J)	4,306	4,017
U.S. Dollar Notes and Debentures
Debt Disclosure
Total	24,192	21,766
3.72% Notes and Debentures, maturing in 2012-2013
Debt Disclosure
Total	8,615	6,326
Debt instrument, stated interest rate percentage (as a percent)	3.72%
1.02% Notes and Debentures, maturing in 2014-2015
Debt Disclosure
Total	2,414	5,019
Debt instrument, stated interest rate percentage (as a percent)	1.02%
4.94% Notes and debentures, maturing in 2016-2020
Debt Disclosure
Total	8,600	6,359
Debt instrument, stated interest rate percentage (as a percent)	4.94%
2.90% Notes and debentures, maturing in 2021
Debt Disclosure
Total	500
Debt instrument, stated interest rate percentage (as a percent)	2.90%
7.00% Notes and Debentures, maturing in 2025
Debt Disclosure
Total	600	600
Debt instrument, stated interest rate percentage (as a percent)	7.00%
6.22% Notes and Debentures, maturing in 2027
Debt Disclosure
Total	469	469
Debt instrument, stated interest rate percentage (as a percent)	6.22%
6.50% Notes and Debentures, maturing in 2028
Debt Disclosure
Total	313	313
Debt instrument, stated interest rate percentage (as a percent)	6.50%
5.875% Notes and Debentures, maturing in 2032
Debt Disclosure
Total	600	600
Debt instrument, stated interest rate percentage (as a percent)	5.875%
8.00% Notes and Debentures, maturing in 2038
Debt Disclosure
Total	187	187
Debt instrument, stated interest rate percentage (as a percent)	8.00%
5.60% Notes and Debentures, maturing in 2039
Debt Disclosure
Total	1,545	1,545
Debt instrument, stated interest rate percentage (as a percent)	5.60%
7.00% Notes and Debentures, maturing in 2045
Debt Disclosure
Total	27	27
Debt instrument, stated interest rate percentage (as a percent)	7.00%
7.125% Notes and Debentures, maturing in 2096
Debt Disclosure
Total	322	322
Debt instrument, stated interest rate percentage (as a percent)	7.125%
Other currencies
Debt Disclosure
Total	26,702	25,606
6.6% Euros maturing in 2012-2016
Debt Disclosure
Total	1,037	1,897
Debt instrument, stated interest rate percentage (as a percent)	6.60%
0.8% Japanese yen maturing in 2013-2014
Debt Disclosure
Total	1,123	1,162
Debt instrument, stated interest rate percentage (as a percent)	0.80%
3.8% Swiss francs maturing in 2012-2020
Debt Disclosure
Total	173	540
Debt instrument, stated interest rate percentage (as a percent)	3.80%
5.1% Other maturing in 2012-2014
Debt Disclosure
Total	$ 177	$ 240
Debt instrument, stated interest rate percentage (as a percent)	5.10%